Document and Entity Information	Mar. 08, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	New Director Committee Appointments On March 9, 2021, Perdoceo Education Corporation (the "Company") filed a Current Report on Form 8-K with the U.S. Securities and Exchange Commission to report that the Board of Directors of the Company (the “Board”) appointed Alan D. Wheat to the Company’s Board on March 8, 2021 (the “Original Filing”). At the time, the Board had not made a determination regarding any Board Committee assignments for Mr. Wheat. The Company is filing this amended Current Report on Form 8-K/A to report that on June 3, 2021, the Board appointed Mr. Wheat to the Compensation Committee and the Nominating and Governance Committee of the Board effective on that date. Other than the preceding disclosure, no other disclosure reported in the Original Filing is amended pursuant to this Report.
Document Period End Date	Mar. 08, 2021
Entity Registrant Name	Perdoceo Education Corporation
Entity Central Index Key	0001046568
Entity Emerging Growth Company	false
Entity File Number	0-23245
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3932190
Entity Address, Address Line One	231 N. Martingale Rd.
Entity Address, City or Town	Schaumburg
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60173
City Area Code	(847)
Local Phone Number	781-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	PRDO
Security Exchange Name	NASDAQ